Employee Benefits	12 Months Ended
Oct. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
Employee Benefits
Health Insurance Coverage
The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the years ended October 31, 2013, 2012 and 2011, total expense of $3,999,078, $3,303,968 and $3,073,366, respectively, was incurred under the Company’s insured health care program.
401(k) Plan
The Company maintains a 401(k) retirement savings plan for the benefit of its eligible employees. Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary. The Company made or accrued matching contributions to the plan of $130,361, $229,417 and $83,245 for the years ended October 31, 2013, 2012 and 2011, respectively.
Stock Incentives for Key Employees and Non-Employee Directors
Optical Cable Corporation uses stock incentives to increase the personal financial interest key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of the shareholders and strengthening their desire to remain with the Company.
In March 2005, the Company adopted and the Company’s shareholders approved the Optical Cable Corporation 2005 Stock Incentive Plan (the “2005 Plan”). The Company authorized and reserved 1,000,000 shares of common stock for issuance pursuant to the 2005 Plan.
In March 2011, the Company adopted and the Company’s shareholders approved the Optical Cable Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The Company authorized and reserved 500,000 shares of common stock for issuance pursuant to the 2011 Plan.
In March 2013, the Company's shareholders approved the Optical Cable Corporation Amended and Restated 2011 Stock Incentive Plan ("Amended 2011 Plan") that was recommended for approval by the Company's Board of Directors. The Amended 2011 Plan reserves an additional 500,000 common shares of the Company for issuance under the Amended 2011 Plan and succeeds and replaces the 2005 Plan. As of October 31, 2013, there were approximately 395,000 remaining shares available for grant under the Optical Cable Corporation Amended 2011 Plan.
In March 2004, the Company adopted and the Company’s shareholders approved the 2004 Non-employee Directors Stock Plan (the “Non-employee Directors Stock Plan”). In March 2005, the Company adopted and the Company’s shareholders approved amendments to the Non-employee Directors Stock Plan. The Non-employee Directors Stock Plan authorizes the Board of Directors to pay all or a part of director fees, in the form of stock grants, to Board members who are not full-time employees of the Company. The Company has reserved 250,000 shares of common stock for issuance pursuant to awards under the Non-employee Directors Stock Plan. As of October 31, 2013, there were approximately 29,000 remaining shares available for grant under the Non-employee Directors Stock Plan.
Share-based compensation expense for employees and non-employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2013, 2012 and 2011 was $971,145, $1,440,534 and $893,354, respectively.

(a)Stock Option Awards
Prior to July 2002, employees and outside contractors were issued options to purchase common stock. All unexercised option contracts issued by the Company to employees, outside contractors and non-employee members of the Company's Board of Directors had expired as of October 31, 2012.
Stock option activity for the years ended October 31, 2012 and 2011 is as follows:

	Number of options	Weighted- average exercise price
Stock options outstanding at October 31, 2010	166,577	$7.62
Forfeited	(35,189)	9.54
Stock options outstanding at October 31, 2011	131,388	7.11
Forfeited	(131,388)	7.11
Stock options outstanding at October 31, 2012	—	$—

(b)Restricted Stock Awards
The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees subject to approval by the Compensation Committee of the Board of Directors. A portion of the restricted stock awards granted under the Amended 2011 Plan vest based on the passage of time and the remainder vest over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.
The Company recognizes expense on the service-based shares each quarter based on the actual number of shares vested during the quarter multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recognizes expense on the operational performance-based shares each quarter using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.
The Company recorded total compensation expense related to its restricted stock awards granted to employees totaling $817,657, $1,287,271 and $746,431 during the fiscal years ended October 31, 2013, 2012 and 2011, respectively.
A summary of the status of the Company’s nonvested shares granted to employees under the Amended 2011 Plan as of October 31, 2013, and changes during the year ended October 31, 2013, is as follows:

Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2012	590,153	$3.77
Granted	342,035	4.10
Vested	(333,720)	3.78
Forfeited	(3,950)	3.86
Balance at October 31, 2013	594,518	$3.95

As of October 31, 2013, the maximum amount of compensation cost related to unvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will have to recognize over a 3.4 year weighted-average period is approximately $2.2 million.
During the years ended October 31, 2013, 2012 and 2011, restricted stock awards under the Non-employee Directors Stock Plan totaling 36,632, 44,424 and 30,356, respectively, were approved by the Board of Directors of the Company. The shares vested immediately upon grant, but could not be sold, transferred, pledged, or otherwise encumbered or disposed of until six months after the date of the grant. The Company recorded compensation expense equal to the number of shares multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recorded compensation expense totaling $153,488, $153,263 and $146,923 during the years ended October 31, 2013, 2012 and 2011, respectively.